INCOME TAXES - Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Other accrued liabilities	$ 127.5	$ 117.9
Loss carryforwards	48.0	195.9
Share-based compensation	55.0	58.3
Pension and other comprehensive income	207.4	145.5
Lease liability	104.8
Other, net	76.2	64.1
Valuation allowance	(24.5)	(161.5)
Total deferred tax assets	594.4	420.2
Deferred tax liabilities
Property plant and equipment basis differences	(258.1)	(226.7)
Intangible assets	(569.9)	(594.2)
Lease asset	(105.2)
Other, net	(62.3)	(44.7)
Total deferred tax liabilities	(995.5)	(865.6)
Net deferred tax liabilities balance	$ (401.1)	$ (445.4)